Short-Term and Long-Term Debts - Additional Information (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Weighted average interest rate for outstanding debts	4.47%	4.47%	5.72%
Short-term borrowings	¥ 349,299,134	$ 50,643,614	¥ 579,776,131
Long term debt	641,012,693	92,938,104	1,424,386,034
Unused lines of Credit [Member]
Short-term borrowings	620,000,000	90,000,000	615,000,000
Long term debt	1,244,000,000	180,000,000	1,012,000,000
Lease Financing [Member]
Financing lease receivables, collateralized	¥ 360,725,648	$ 52,300,303	¥ 945,403,768